CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 5 - CAPITAL STOCK

Common Stock - The Company has authorized 200,000,000 shares of common stock, $0.001 par value.  As of September 30, 2013, 10,163,249 shares were issued and outstanding.

Spin-Off - The common shares outstanding, common stock and additional paid in capital have been restated in the September 30, 2012 financial statements to reflect the 10,063,249 common shares,  issued by Future Health Care of America to shareholders of record of FAB Universal on September 5, 2012 to effectively spin-off the operations.

On May 24, 2013, the Company issued 100,000 common shares valued at $15,000 to employees for services rendered.

NOTE 4 - CAPITAL STOCK

Common Stock - The Company has authorized 200,000,000 shares of common stock, $0.001 par value.  As of December 31, 2012, 10,063,249 shares were issued and outstanding.

Spin-Off - The common shares outstanding, common stock and additional paid in capital have been restated in the December 31, 2011 financial statements to reflect the 10,063,249 common shares,  issued by Future Health Care of America to shareholders of record of FAB Universal on September 5, 2012 to effectively spin-off the operations.